united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Jennifer Farrell, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 5/31/20

Item 1. Reports to Stockholders.

FormulaFolios Hedged Growth ETF (FFHG)
FormulaFolios Smart Growth ETF (FFSG)
FormulaFolios Tactical Growth ETF (FFTG)
FormulaFolios Tactical Income ETF (FFTI)

Annual Report
May 31, 2020

1-888-562-8880
www.formulafoliofunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the FormulaFolios ETFs. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.formulafoliofunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

FormulaFolio Investments (FFI) is a Registered Investment Advisor that offers a distinct approach compared to traditional asset management. FFI uses emotion-free, statistically significant quantitative algorithms to aid in the investment decision making process. Unlike many quantitative investment firms, however, FFI focuses on longer-term market trends and lower turnover rather than using a high-frequency trading approach. With the ever-changing investment landscape, it is more important than ever to prepare for and adapt to new economic regimes. This is why FFI focuses time and talents on developing smarter investment formulas. By removing investing prejudices with an algorithmic based approach, FFI believes investors can substantially increase the statistical probability of successful investment outcomes over time.

Dear FormulaFolios ETF Shareholder,

The fiscal year ended May 31, 2020, was mixed-to-negative year for most growth asset classes while positive for fixed-income asset classes.

Broad equity markets started the year mostly positive as global stocks moved higher, recovering from the volatility experienced in Q4 2018. However, volatility spiked higher in early 2020 due to the COVID-19 pandemic, causing major stock indices to reach official bear market territory (a bear market is considered a price decline of 20% or more).

Despite the fastest bear market in history as many parts of the economy shut down, markets recovered sharply to end the fiscal year in April and May.

Outside of commodities, which were a major laggard for the year, most growth asset classes finished modestly negative to modestly positive, with large-cap US stocks finishing in positive territory.

With high levels of volatility in equity markets, bonds finished the year higher as interest rates fell and investors flocked to safety. In general, longer duration US Treasury bonds fared better than higher-yielding corporate bonds.

While many asset classes were able to finish the year on a relatively strong note, there is still much uncertainty looking ahead into the upcoming year.

It is important to remember the future is largely independent of the past - nobody knows exactly what the future holds. This is why it is so imperative to stay committed to a smart investment strategy over the course of many periods.

The following pages of this annual report include information about your ETF, as well as a discussion regarding the global economic environment during the fiscal year ended May 31, 2020, and how recent prevailing economic factors affected ETF performance.

Please remember all securities markets fluctuate, as do ETF prices. Though it impossible to eliminate all market risk, we believe active investment management can help mitigate the downside risk of investing.

Sincerely,

Jason Wenk

Founder

FormulaFolio Investments

This letter reflects FormulaFolio Investments analysis and opinions as of May 31, 2020. The information is not a complete analysis of every aspect of any market, country, industry, security or Fund.

Global Economic Year In Review

Global markets experienced mixed returns in the fiscal year ended May 31, 2020 as volatility and downside risk rattled equity markets in early 2020.

The year began with a mostly positive trend as stocks continued to rebound from the Q4 2018 correction. Overall, 2019 was a relatively smooth and positive year across the board.

However, in late February 2020, volatility returned to the markets, leading to the fastest bear market in history as major stock indices plummeted.

At its lowest point on March 23, the S&P 500 Index closed 33.92% below the recent all-time-high close from only 23 trading days earlier.

Accelerating the downward market trend, the COVID-19 pandemic caused many parts of the economy to shut down. Though some of the negative economic data did not appear until later, markets were pricing in a recession.

As it seemed there was no end in sight to the sell-off, markets abruptly turned higher on March 24, with the S&P 500 gaining 36.06% through the end of May and erasing the worst of the losses.

Helping fuel the partial rebound were a slew of government assistance coupled with significant monetary easing policies.

While the S&P 500 ended the year positive, performance was not equal among investment classes.

Small-cap US stocks underperformed large-cap US stocks during the year as the Russell 2000 Index lost 3.44% compared to a gain of 12.84% for the S&P 500 Index.

International stocks also performed more poorly during the fiscal year as returns lagged behind their US counterparts. Developed international stocks as measured by the MSCI EAFE Index fell 2.81% while emerging market stocks as measured by the MSCI Emerging Markets Index lost 4.39%.

As global equities markets experienced mixed-to-negative results, oil markets suffered even more. Already struggling with global growth concerns creating a supply and demand imbalance, the global economic shutdown pushed prices even lower.

Crude oil fell from $53.50/bbl to $35.49/bbl – a 33.66% loss for the year. On April 20, oil prices even fell into negative territory for the first time ever as producers struggled to find storage.

Despite the negative trend in many riskier asset classes, safe-haven asset classes performed better as investors looked to mitigate downside risk.

Gold prices rose 30.93% for the year as the demand for safe-haven asset classes increased and lower interest rates supported prices.

Additionally, bond prices increased as the 10-year treasury yield fell from 2.14% to 0.65% during the year.

Treasury bonds fared better than higher-yielding corporate bonds as the Bloomberg Barclays US Treasury 7-10 Year Index gained 14.24% compared to a gain of only 1.44% for the Markit iBoxx Liquid High-Yield Index.

Overall, it was a year where investors favored safety over risk.

ETF Performance Summary

For the fiscal year ended May 31, 2020, the FormulaFolios ETFs experienced mixed performance relative to their primary benchmarks on a total return basis.

FormulaFolios Tactical Growth (FFTG) had a cumulative total return of 8.69% for the fiscal year ended May 31, 2020. In comparison, the ETF’s primary benchmark, the Barclay Global Macro Index, posted a 3.48% cumulative total return over the same year. The Barclay Global Macro Index is a hedge fund index in which managers have the ability to carry long and short positions in any of the world’s major capital or derivative markets. The portfolios of these funds can include stocks, bonds, currencies, and commodities in the form of cash or derivatives instruments. Most funds invest globally in both developed and emerging markets.

Early in the year, FFTG maintained a steady allocation in US stocks, REITs, and gold. This somewhat higher exposure to riskier asset classes resulted in a larger positive return for the ETF compared to its benchmark through January 2020.

As markets deteriorated in February and March of 2020, FFTG shifted out of its REIT position and into bonds. This additional hedge against risk helped mitigate some of the extreme volatility experienced in riskier asset classes later in the year.

FormulaFolios Smart Growth (FFSG) had a cumulative total return of 0.48% for the fiscal year ended May 31, 2020. In comparison, the ETF’s primary benchmark, the Dow Jones Aggressive Portfolio Index, posted a 3.03% cumulative total return over the same year. The Dow Jones Aggressive Portfolio Index acts a broadly diversified buy-and-hold benchmark. This index aims to achieve 100% of the risk of an all-stock index based on the trailing 36-month semi-variance. The all-stock portfolio includes a blend of US and non-US stocks, with varying market capitalizations.

Throughout the year, the ETF maintained a constant allocation in US stocks, international stocks, and REITs. This consistent exposure to broad global stocks resulted in a mostly flat return, while the holding in smaller-cap US stocks and international stocks caused a slight drag in total returns compared to the benchmark.

FormulaFolios Hedged Growth (FFHG) had a cumulative total return of -10.57% for the fiscal year ended May 31, 2020. In comparison, the ETF’s primary benchmark, the Barclay Hedged Equity Long/Short Index, posted a 0.59% cumulative total return over the same year. The Barclay Equity Long/Short Index is a hedge fund index in which managers have the ability to shift from value to growth, from small to medium to large capitalization stocks, and from a net long position to a net short position.

Early in the year, FFHG held a steadier allocation in US stocks. This somewhat higher exposure to riskier asset classes resulted in a larger positive return for the ETF compared to its benchmark through January 2020.

However, as markets deteriorated in February and March of 2020, FFHG shifted to a more defensive position, utilizing US Treasury bond ETFs and at times inverse ETFs. As markets rebounded, this defensive positioning resulting in the ETF lagging to end the year.

FormulaFolios Tactical Income (FFTI) had a cumulative total return of 1.43% for the fiscal year ended May 31, 2020. In comparison, the ETF’s primary benchmark, the Bloomberg Barclays US Aggregate Bond Index, which is a broad measure of total US bond market performance, posted a 9.42% cumulative total return over the same year.

A large amount of this slight underperformance can be attributed to the later part of the fiscal year as there was a shift to safety in the markets. In the first part of the year the ETF was heavily weighted toward high-yield bonds and underweighted in traditional bonds (such as Treasuries). At the time, high-yield bonds were experiencing positive momentum.

However, markets quickly turned, and high-yield bonds fell out of favor. While FFTI shifted more exposure toward Treasury bond ETFs to hedge further downside risk, the initial sell-off in high-yields created a drag on returns for the year.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

How Market Conditions Affected ETFs

The allocation exposure levels of the ETFs were the largest contributors to their performance.

Early in the year, US economic data was strong. Specifically, labor markets had experienced steady growth as the unemployment rate fell to 3.5% - its lowest level since 1969.

As the US economy remained relatively healthy, broad equity indices trended higher in 2019 and the very beginning of 2020. However,the sudden COVID-19 pandemic resulted in a global economic shutdown, bringing the expansion to a halt.

By the end of the year, the US unemployment rate reached 14.7% - the worst since the Great Depression era. While it is expected this will significantly decline through the remainder of 2020 as economies start to reopen, the abrupt economic shutdown resulted in stocks reaching bear market territory.

The ETFs were more risk-on in nature during most of the year as a strong market in 2019 and early 2020, coupled with solid fundamental data, gave little reason to hedge risk.

While this was favorable early on, it ultimately resulted in a drag on returns as broad equity markets and riskier bond asset classes experienced sharp negative momentum later in the year.

Market capitalization exposure also played a factor in ETF performance. Small-cap stocks lagged large-cap stocks as the COVID-19 pandemic had a larger negative impact on smaller companies.

However, the higher exposure to gold helped negate some of the negative impact in FFTG, helping it experience smoother returns than the other ETFs.

Investment Strategies

At FormulaFolio Investments, we are committed to our distinct methods of asset management with the goal of achieving above-average risk adjusted returns over a long time horizon. We believe by using emotion-free, statistically significant quantitative algorithms to aid in the investment decision making process and help avoid typical investing biases, we can achieve this goal.

When selecting investments for the ETFs, our proprietary models use various screen and rank processes, composed of numerous technical, economic, sentiment, and market breadth indicators to analyze market conditions in order to determine the strength of broad growth and fixed-income markets.

By utilizing numerous market indicators, the models have the ability to react to major market movements while avoiding the numerous “false positive” signals experienced when using a single stand-alone indicator. This helps reduce overall portfolio turnover, while still allowing for adjustments when appropriate.

The ETFs will generally be 100% invested, but hold the ability to hedge risk if market conditions warrant. Generally, this includes increasing exposure to US Treasury bond ETFs as well as cash-like securities.

This gives the ETFs the ability to capture upward market movements while maintaining the ability to minimize drawdowns during unfavorable investment environments.

A Look Ahead for Next Year

The ETFs are still somewhat hedged against risk as of the end of the fiscal year ended May 31, 2020. This is consistent with our expectations of the model based on prevailing market conditions.

Despite the recent market recovery to end the year, global economies continue to appear weak, with large amounts of uncertainty outstanding. Stocks and riskier bonds have rallied to erase a large part of the losses, but this has been mostly backed by fiscal and monetary stimulus.

While parts of the economy have been slowly reopening, it seems the recovery is unlikely to form a V shape pattern. Additionally, the presidential election in November 2020 could create additional uncertainty in an already murky outlook.

Because of this, our ETFs are remaining relatively cautious at the moment, waiting for a stronger confirmation the economy is on its way to a full recovery before increasing risk again.

Thank you for your continued investment in the FormulaFolios ETFs. As always, we are committed to working to achieve the most desirable risk adjusted returns over a full market cycle to continue bringing you value as a shareholder.

The views and opinions expressed within this letter are those of ForumulaFolio Investments. These views and opinions are subject to change at any time based on changes in the economy and financial markets. These views and opinions do not constitute investment advice or recommendations and investors should not act on the information discussed within this letter. The information provided is not a complete analysis of every market, country, industry, security, or the Fund. Statements of fact are from sources considered reliable, but FormulaFolio Investments makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

The referenced indices are shown for general market comparisons and are not meant to represent the Fund. Investors cannot directly invest in an index; unmanaged index returns do not reflect any fees, expenses or sales charges.

S&P 500 Index - The S&P 500 Index is a market capitalization weighted equity index and seeks to act as a benchmark for large-cap US stocks. This index measures the performance of 500 large publicly traded US stocks.

MSCI EAFE Index - The MSCI EAFE Index is designed to represent the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the U.S. and Canada. The Index is available for a number of regions, market segments/sizes and covers approximately 85% of the free float-adjusted market capitalization in each of the 21 countries.

MSCI Emerging Markets Index - The MSCI Emerging Markets Index captures large and mid-cap representation across 24 Emerging Markets countries (such as Brazil, China, and India). With 846 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country

Russell 2000 Index – The Russell 2000 is a market capitalization weighted equity index and seeks to act as a benchmark for small-cap US stocks. This index measures the performance of the 2000 smallest publicly traded US stocks within the larger Russell 3000 Index (the Russell 3000 seeks to benchmark the entire US stock market)

Dow Jones Aggressive Portfolio Index - The Dow Jones Aggressive Portfolio Index acts as a broadly diversified buy-and-hold benchmark. This index aims to achieve 100% of the risk of an all-stock index based on the trailing 36-month semi-variance.

The all-stock portfolio includes a blend of US and non-US stocks, with varying market capitalizations.

Barclay Global Macro Index - Global Macro managers carry long and short positions in any of the world’s major capital or derivative markets. These positions reflect their views on overall market direction as influenced by major economic trends and/or events. The portfolios of these funds can include stocks, bonds, currencies, and commodities in the form of cash or derivatives instruments. Most funds invest globally in both developed and emerging markets.

Barclay Equity Long/Short Index - This directional strategy involves equity-oriented investing on both the long and short sides of the market. The objective is not to be market neutral. Managers have the ability to shift from value to growth, from small to medium to large capitalization stocks, and from a net long position to a net short position. Managers may use futures and options to hedge. The focus may be regional or sector specific.

Bloomberg Barclays US Aggregate Bond Index - The Bloomberg Barclays Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage backed securities, asset-backed securities, and commercial mortgage-backed securities; it represents the performance of the total US investment-grade bond market.

Bloomberg Barclays US Treasury 7-10 Year Index - The Bloomberg Barclays US Treasury 7-10 Year Bond Index is part of a series of indices intended to assess the US Treasury market. The Index is market value weighted and is designed to include US dollar denominated, fixed rate securities with minimum term to maturity greater than or equal to seven years and less than ten years.

Markit iBoxx Liquid Investment-Grade Index - The Markit iBoxx Liquid Investment-Grade Index is designed to provide a balanced representation of the USD investment grade corporate market and to meet the investors demand for a USD denominated, highly liquid and representative investment grade corporate index. The Index has been designed to be a subset of the broader USD corporate bond market.

Markit iBoxx Liquid High-Yield Index – The iBoxx Liquid High-Yield Index is designed to reflect the performance of USD denominated high yield corporate debt, offering broad coverage of the USD high yield liquid bond universe. The index is an integral part of the global iBoxx index family, which provides the marketplace with accurate and objective indices by which to assess the performance of bond markets and investments.

5848-NLD-6/29/2020

FormulaFolios Hedged Growth ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2020

Average Annual Total Return through March 31, 2020*, as compared to its benchmark:

	One	Since
	Year	Inception***
FormulaFolios Hedged Growth ETF - NAV	(10.57)%	(2.01)%
FormulaFolios Hedged Growth ETF - Market Price	(10.76)%	(2.05)%
Barclay Hedged Equity Long/Short Index**	0.59%	5.64%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on May 31, 2020. Performance data current to the most recent month end may be obtained by visiting www.FormulaFolioFunds.com or by calling 1-888-562-8880.

The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 1.24% per the most recent prospectus.

The Fund’s adviser has agreed to reduce its fees and/or absorb expenses of the Fund, until at least September 30, 2020, to ensure that total fund expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.95% of the Fund’s net assets.

**	Barclay Hedged Equity Long/Short Index’s directional strategy involves equity-oriented investing on both the long and short sides of the market. The objective is not to be market neutral. Managers have the ability to shift from value to growth, from small to medium to large capitalization stocks, and from a net long position to a net short position. Managers may use futures and options to hedge. The focus may be regional or sector specific. Investors cannot invest directly in an index.

***	As of the close of business on the day of commencement of trading on June 6, 2017.

The Fund’s top asset classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds-Equity Funds	84.2%
Exchange Traded Funds-Debt Funds	13.1%
Other Assets in Excess of Liabilities	2.7%
Total	100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

FormulaFolios Smart Growth ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2020

Average Annual Total Return through March 31, 2020*, as compared to its benchmark:

	One	Since
	Year	Inception***
FormulaFolios Smart Growth ETF - NAV	0.48%	1.03%
FormulaFolios Smart Growth ETF - Market Price	0.59%	1.09%
Dow Jones Aggressive Portfolio Index**	3.03%	6.69%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on May 31, 2020. Performance data current to the most recent month end may be obtained by visiting www.FormulaFolioFunds.com or by calling 1-888-562-8880.

The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.71% per the most recent prospectus.

The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least September 30, 2020, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.60% of the Fund’s net assets.

**	Dow Jones Aggressive Portfolio Index is a benchmark designed for asset allocation strategists who are willing to take 100% of the risk of the global securities market. It is a total returns index formed by equally weighing nine equity style indexes with monthly rebalancing. The nine equity style Indexes Include: Dow Jones U.S. Large Cap Value, Dow Jones U.S. Large Cap Growth, Dow Jones U.S. Mid Cap Value, Dow Jones U.S. Small Cap Value, Dow Jones U.S. Mid Cap Growth, Dow Jones U.S. Small Cap Growth, Dow Jones Emerging Markets LN, Dow Jones Europe/Canada, and Dow Jones Asia/Pacific. Investors cannot invest directly in an index.

***	As of the close of business on the day of commencement of trading on November 1, 2017.

The Fund’s top asset classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds-Equity Funds	99.5%
Other Assets in Excess of Liabilities	0.5%
Total	100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

FormulaFolios Tactical Growth ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2020

Average Annual Total Return through March 31, 2020*, as compared to its benchmark:

	One	Since
	Year	Inception***
FormulaFolios Tactical Growth ETF - NAV	8.69%	2.32%
FormulaFolios Tactical Growth ETF - Market Price	8.65%	2.32%
Barclay Hedge Global Macro Index**	3.48%	2.84%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on May 31, 2020. Performance data current to the most recent month end may be obtained by visiting www.FormulaFolioFunds.com or by calling 1-888-562-8880.

The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 1.09% per the most recent prospectus.

The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least September 30, 2020, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.80% of the Fund’s net assets.

**	Barclay Hedge Global Macro Index managers carry long and short positions in any of the world’s major capital or derivative markets. These positions reflect their views on overall market direction as influenced by major economic trends and or events. The portfolios of these funds can include stocks, bonds, currencies, and commodities in the form of cash or derivatives instruments. Most funds invest globally in both developed and emerging markets. Investors cannot invest directly in an index.

***	As of the close of business on the day of commencement of trading on November 1, 2017.

The Fund’s top asset classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds-Equity Funds	50.5%
Exchange Traded Fund-Debt Funds	29.4%
Exchange Traded Fund-Commodity Fund	19.2%
Other Assets in Excess of Liabilities	0.9%
Total	100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

FormulaFolios Tactical Income ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2020

Average Annual Total Return through March 31, 2020*, as compared to its benchmark:

	One	Since
	Year	Inception***
FormulaFolios Tactical Income ETF - NAV	1.43%	1.40%
FormulaFolios Tactical Income ETF - Market Price	1.17%	1.34%
Bloomberg Barclays US Aggregate Bond Index**	9.42%	16.00%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on May 31, 2020. Performance data current to the most recent month end may be obtained by visiting www.FormulaFolioFunds.com or by calling 1-888-562-8880.

The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 1.04% per the most recent prospectus.

**	The Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest directly in an index.

***	As of the close of business on the day of commencement of trading on June 6, 2017.

The Fund’s top asset classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds-Fixed Income Funds	91.8%
Other Assets in Excess of Liabilities	8.2%
Total	100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

FormulaFolios Hedged Growth ETF
PORTFOLIO OF INVESTMENTS
May 31, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 97.3%
	DEBT FUNDS - 13.1%
11,639	iShares 7-10 Year Treasury Bond ETF	$1,419,260
32,089	Vanguard Short-Term Treasury ETF	1,997,861
		3,417,121
	EQUITY FUNDS - 84.2%
96,396	Consumer Staples Select Sector SPDR Fund	5,709,535
9,832	iShares Core S&P 500 ETF	3,000,530
17,400	iShares Core S&P Mid-Cap ETF	3,064,488
96,115	iShares Core S&P Small-Cap ETF	6,357,046
43,395	ProShares Ultra MidCap400	1,239,361
26,298	ProShares Ultra Russell2000	1,211,286
10,577	ProShares Ultra S&P 500 +	1,285,000
		21,867,246

	TOTAL EXCHANGE TRADED FUNDS (Cost - $24,154,901)	25,284,367

	MONEY MARKET FUND - 2.2%
565,800	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.08% * (a)
	TOTAL MONEY MARKET FUND (Cost - $565,800)	565,800

	TOTAL INVESTMENTS - 99.5% (Cost - $24,720,701)	$25,850,167
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	127,828
	NET ASSETS - 100.0%	$25,977,995

+	-	All or a portion of this security is on loan. Total loaned securities had a value of $558,854 at May 31, 2020.

*	-	Money Market Fund; Interest rate reflects seven-day effective yield on May 31, 2020.

ETF	-	Exchange Traded Fund

SPDR	-	Standard & Poor’s Depositary Receipts

S&P	-	Standard and Poor’s

(a)		Security was purchased with cash received as collateral for securities on loan at May 31, 2020. Total collateral had a value of $565,800 at May 31, 2020.

See accompanying notes to financial statements.

FormulaFolios Smart Growth ETF
PORTFOLIO OF INVESTMENTS
May 31, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 99.5%
	EQUITY FUNDS - 99.5%
61,708	iShares Core MSCI EAFE ETF	$3,457,499
48,011	iShares Core MSCI Emerging Markets ETF	2,162,416
31,360	iShares Core S&P 500 ETF	9,570,445
25,624	iShares Core S&P Mid-Cap ETF	4,512,899
62,295	iShares Core S&P Small-Cap ETF +	4,120,191
33,548	iShares U.S. Real Estate ETF +	2,597,286

	TOTAL EXCHANGE TRADED FUNDS (Cost - $28,610,189)	26,420,736

	MONEY MARKET FUND - 12.2%
3,229,420	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.08% * (a)
	TOTAL MONEY MARKET FUND (Cost - $3,229,420)	3,229,420

	TOTAL INVESTMENTS - 111.7% (Cost - $31,839,609)	$29,650,156
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.7)%	(3,099,430)
	NET ASSETS - 100.0%	$26,550,726

+	-	All or a portion of this security is on loan. Total loaned securities had a value of $3,131,456 at May 31, 2020.

*	-	Money Market Fund; Interest rate reflects seven-day effective yield on May 31, 2020.

EAFE	-	Europe, Australasia, and Far East

ETF	-	Exchange Traded Fund

MSCI	-	Morgan Stanley Capital Investment

S&P	-	Standard and Poor’s

(a)		Security was purchased with cash received as collateral for securities on loan at May 31, 2020. Total collateral had a value of $3,229,420 at May 31, 2020.

See accompanying notes to financial statements.

FormulaFolios Tactical Growth ETF
PORTFOLIO OF INVESTMENTS
May 31, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 99.1%
	COMMODITY FUNDS - 19.2%
125,758	Invesco DB Gold Fund +	$6,468,011

	DEBT FUNDS - 29.4%
42,222	iShares Core U.S. Aggregate Bond ETF	4,967,418
56,488	Vanguard Total Bond Market ETF	4,966,425
		9,933,843
	EQUITY FUNDS - 50.5%
160,588	VanEck Vectors Gold Miners ETF	5,511,380
75,275	Vanguard Total Stock Market ETF +	11,570,520
		17,081,900

	TOTAL EXCHANGE TRADED FUNDS (Cost - $30,703,583)	33,483,754

	MONEY MARKET FUND - 10.5%
3,558,440	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.08% * (a)
	TOTAL MONEY MARKET FUND (Cost - $3,558,440)	3,558,440

	TOTAL INVESTMENTS - 109.6% (Cost - $34,262,023)	$37,042,194
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.6)%	(3,233,155)
	NET ASSETS - 100.0%	$33,809,039

+	-	All or a portion of this security is on loan. Total loaned securities had a value of $3,499,503 at May 31, 2020.

*	-	Money Market Fund; Interest rate reflects seven-day effective yield on May 31, 2020.

ETF	-	Exchange Traded Fund

(a)		Security was purchased with cash received as collateral for securities on loan at May 31, 2020. Total collateral had a value of $3,558,440 at May 31, 2020.

See accompanying notes to financial statements.

FormulaFolios Tactical Income ETF
PORTFOLIO OF INVESTMENTS
May 31, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 91.8%
	FIXED INCOME FUNDS - 91.8%
172,408	Invesco Fundamental High Yield Corporate Bond ETF +	$3,120,585
289,988	iShares 7-10 Year Treasury Bond ETF	35,361,137
246,961	iShares iBoxx $ Investment Grade Corporate Bond ETF	32,603,792
349,086	iShares iBoxx High Yield Corporate Bond ETF +	28,771,668
90,277	iShares Preferred & Income Securities ETF	3,172,334
283,794	SPDR Bloomberg Barclays High Yield Bond ETF	28,944,150
1,804,094	SPDR Portfolio Intermediate Term Treasury ETF +	59,895,921
43,715	VanEck Vectors High-Yield Municipal Index ETF +	2,525,853
371,522	Vanguard Intermediate-Term Corporate Bond ETF	34,763,313
847,889	Vanguard Intermediate-Term Treasury ETF	59,852,484

	TOTAL EXCHANGE TRADED FUNDS (Cost - $274,089,474)	289,011,237

	MONEY MARKET FUND - 6.5%
20,455,060	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.08% * (a)
	TOTAL MONEY MARKET FUND (Cost - $20,455,060)	20,455,060

	TOTAL INVESTMENTS - 98.3% (Cost - $294,544,534)	$309,466,297
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%	5,422,461
	NET ASSETS - 100.0%	$314,888,758

+	-	All or a portion of this security is on loan. Total loaned securities had a value of $20,125,958 at May 31, 2020.

*	-	Money Market Fund; Interest rate reflects seven-day effective yield on May 31, 2020.

ETF	-	Exchange Traded Fund

SPDR	-	Standard & Poor’s Depositary Receipts

(a)		Security was purchased with cash received as collateral for securities on loan at May 31, 2020. Total collateral had a value of $20,455,060 at May 31, 2020.

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2020

	FormulaFolios	FormulaFolios	FormulaFolios	FormulaFolios
	Hedged Growth	Smart Growth	Tactical Growth	Tactical Income
	ETF	ETF	ETF	ETF
ASSETS
Investment securities:
At cost	$24,720,701	$31,839,609	$34,262,023	$294,544,534
At value *	$25,850,167	$29,650,156	$37,042,194	$309,466,297
Cash and cash equivalents	517,496	160,765	363,311	26,118,463
Receivable for Investments sold	215,903	—	—	1,166,763
Receivable due from Adviser	—	2,343	—	—
Prepaid expenses and other assets	4,318	3,135	3,213	3,427
TOTAL ASSETS	26,587,884	29,816,399	37,408,718	336,754,950

LIABILITIES
Security lending collateral (Note 6)	565,800	3,229,420	3,558,440	20,455,060
Investment advisory fees payable	6,119	—	5,412	153,928
Payable for Fund shares redeemed	—	—	—	1,188,304
Payable to related parties	5,691	8,400	8,396	24,356
Accrued expenses and other liabilities	32,279	27,853	27,431	44,544
TOTAL LIABILITIES	609,889	3,265,673	3,599,679	21,866,192
NET ASSETS	$25,977,995	$26,550,726	$33,809,039	$314,888,758

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$34,636,952	$29,144,591	$36,464,567	$325,446,865
Accumulated losses	(8,658,957)	(2,593,865)	(2,655,528)	(10,558,107)
NET ASSETS	$25,977,995	$26,550,726	$33,809,039	$314,888,758

Net Asset Value Per Share:
Shares:
Net Assets	$25,977,995	$26,550,726	$33,809,039	$314,888,758
Shares of beneficial interest outstanding	1,150,000	1,075,000	1,325,000	13,250,000

Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$22.59	$24.70	$25.52	$23.77

Market Price	$22.56	$24.71	$25.52	$23.73

*	Includes Securities Loaned $558,854; $3,131,456; $3,499,503; $20,125,958

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF OPERATIONS
For the Year Ended May 31, 2020

	FormulaFolios	FormulaFolios	FormulaFolios	FormulaFolios
	Hedged Growth	Smart Growth	Tactical Growth	Tactical Income
	ETF	ETF	ETF	ETF
INVESTMENT INCOME
Dividends - Unaffiliated	$1,047,341	$1,191,707	$903,765	$8,896,484
Dividends - Affiliated	—	—	236,092	—
Securities Lending	14,562	2,080	5,504	97,853
TOTAL INVESTMENT INCOME	1,061,903	1,193,787	1,145,361	8,994,337

EXPENSES
Investment advisory fees	441,771	169,653	320,182	1,541,488
Third Party administrative services fees	49,648	45,050	45,037	133,901
Printing expenses	18,202	10,536	13,933	34,897
Professional fees	16,250	16,250	16,250	16,250
Custodian fees	15,668	12,997	14,942	18,459
Legal fees	15,339	15,031	15,330	17,013
Trustees fees and expenses	14,531	12,518	13,518	13,518
Transfer agent fees	13,695	10,818	11,349	10,526
Compliance officer fees	9,717	11,906	11,274	25,923
Interest expense	7,471	379	—	—
Insurance expense	3,398	2,635	2,616	12,068
Other expenses	135	4,993	2,877	4
TOTAL EXPENSES	605,825	312,766	467,308	1,824,047

Less: Fees waived and/or expenses reimbursed by the Adviser	(52,380)	(21,902)	(40,751)	—

NET EXPENSES	553,445	290,864	426,557	1,824,047
NET INVESTMENT INCOME	508,458	902,923	718,804	7,170,290

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments - Unaffiliated	(9,375,951)	(419,315)	(2,749,892)	(18,560,749)
Net realized gain from investments - Affiliated	—	—	740,893	—
Net realized gain (loss) from in-kind redemptions	(1,210,105)	(5,256,188)	(2,455,825)	3,755,891
Net change in unrealized appreciation (depreciation) on investments - Unaffiliated	3,141,004	(82,727)	827,727	12,236,571
Net change in unrealized appreciation on investments - Affiliated	—	—	1,065,312	—
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(7,445,052)	(5,758,230)	(2,571,785)	(2,568,287)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,936,594)	$(4,855,307)	$(1,852,981)	$4,602,003

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF CHANGES IN NET ASSETS
FormulaFolios Hedged Growth ETF

	For the Year Ended	For the Year Ended
	May 31, 2020	May 31, 2019
FROM OPERATIONS
Net investment income	$508,458	$291,865
Net realized loss from investments	(9,375,951)	(174,871)
Net realized gain (loss) from in-kind redemptions	(1,210,105)	240,009
Net change in unrealized appreciation (depreciation) on investments	3,141,004	(6,013,424)
Net decrease in net assets resulting from operations	(6,936,594)	(5,656,421)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(876,745)	(1,499,930)
Total distributions to shareholders	(876,745)	(1,499,930)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	10,038,604	19,950,094
Cost of shares redeemed	(41,518,352)	(10,585,644)
Net increase (decrease) in net assets from shares of beneficial interest	(31,479,748)	9,364,450

TOTAL INCREASE (DECREASE) IN NET ASSETS	(39,293,087)	2,208,099

NET ASSETS
Beginning of Year	65,271,082	63,062,983
End of Year	$25,977,995	$65,271,082

SHARE ACTIVITY
Shares Sold	400,000	700,000
Shares Redeemed	(1,800,000)	(400,000)
Net increase (decrease) in shares of beneficial interest outstanding	(1,400,000)	300,000

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF CHANGES IN NET ASSETS
FormulaFolios Smart Growth ETF

	For the Year Ended	For the Year Ended
	May 31, 2020	May 31, 2019
FROM OPERATIONS
Net investment income	$902,923	$530,385
Net realized loss from investments	(419,315)	—
Net realized loss from in-kind redemptions	(5,256,188)	(59,523)
Net change in unrealized depreciation on investments	(82,727)	(2,499,741)
Net decrease in net assets resulting from operations	(4,855,307)	(2,028,879)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(888,020)	(569,513)
Total distributions to shareholders	(888,020)	(569,513)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	9,510,568	33,245,105
Cost of shares redeemed	(27,809,541)	(2,887,416)
Net increase (decrease) in net assets from shares of beneficial interest	(18,298,973)	30,357,689

TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,042,300)	27,759,297

NET ASSETS
Beginning of Year	50,593,026	22,833,729
End of Year	$26,550,726	$50,593,026

SHARE ACTIVITY
Shares Sold	375,000	1,275,000
Shares Redeemed	(1,325,000)	(125,000)
Net increase (decrease) in shares of beneficial interest outstanding	(950,000)	1,150,000

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF CHANGES IN NET ASSETS
FormulaFolios Tactical Growth ETF

	For the Year Ended	For the Year Ended
	May 31, 2020	May 31, 2019
FROM OPERATIONS
Net investment income	$718,804	$662,705
Net realized loss from investments - Unaffiliated	(2,749,892)	(3,172,677)
Net realized gain from investments - Affiliated	740,893	—
Net realized gain (loss) from in-kind redemptions	(2,455,825)	222,165
Net change in unrealized appreciation on investments - Unaffiliated	827,727	619,318
Net change in unrealized appreciation on investments - Affiliated	1,065,312	—
Net decrease in net assets resulting from operations	(1,852,981)	(1,668,489)

DISTRIBUTIONS TO SHAREHOLDERS
Return of capital	(151,592)	—
Distributions paid	(620,696)	(737,930)
Total distributions to shareholders	(772,288)	(737,930)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	19,377,915	29,439,182
Cost of shares redeemed	(32,875,563)	(7,921,366)
Net increase (decrease) in net assets from shares of beneficial interest	(13,497,648)	21,517,816

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,122,917)	19,111,397

NET ASSETS
Beginning of Year	49,931,956	30,820,559
End of Year	$33,809,039	$49,931,956

SHARE ACTIVITY
Shares Sold	750,000	1,200,000
Shares Redeemed	(1,525,000)	(325,000)
Net increase (decrease) in shares of beneficial interest outstanding	(775,000)	875,000

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF CHANGES IN NET ASSETS
FormulaFolios Tactical Income ETF

	For the Year Ended	For the Year Ended
	May 31, 2020	May 31, 2019
FROM OPERATIONS
Net investment income	$7,170,290	$6,509,904
Net realized loss from investments	(18,560,749)	(5,271,781)
Net realized gain (loss) from in-kind redemptions	3,755,891	(267,009)
Net change in unrealized appreciation on investments	12,236,571	6,702,711
Net increase in net assets resulting from operations	4,602,003	7,673,825

DISTRIBUTIONS TO SHAREHOLDERS
Return of capital	(78,510)	—
Distributions paid	(7,170,290)	(6,554,520)
Total distributions to shareholders	(7,248,800)	(6,554,520)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	181,173,448	78,534,808
Cost of shares redeemed	(95,272,337)	(19,758,954)
Net increase in net assets from shares of beneficial interest	85,901,111	58,775,854

TOTAL INCREASE IN NET ASSETS	83,254,314	59,895,159

NET ASSETS
Beginning of Year	231,634,444	171,739,285
End of Year	$314,888,758	$231,634,444

SHARE ACTIVITY
Shares Sold	7,700,000	3,300,000
Shares Redeemed	(4,050,000)	(850,000)
Net increase in shares of beneficial interest outstanding	3,650,000	2,450,000

See accompanying notes to financial statements.

FormulaFolios ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	FormulaFolios Hedged Growth ETF

	For the Year Ended		For the Year Ended		For the Period Ended
	May 31, 2020		May 31, 2019		May 31, 2018	(1)

Net asset value, beginning of period	$25.60		$28.03		$25.00
Activity from investment operations:
Net investment income (2)	0.23		0.12		0.12
Net realized and unrealized gain (loss) on investments	(2.88)		(1.98)		3.06
Total from investment operations	(2.65)		(1.86)		3.18
Less distributions from:
Net investment income	(0.20)		(0.13)		(0.15)
Net realized gains	(0.16)		(0.44)		—
Total distributions	(0.36)		(0.57)		(0.15)
Net asset value, end of period	$22.59		$25.60		$28.03
Market price, end of period	$22.56		$25.62		$28.04
Total return (3)	(10.57)%		(6.66)%		13.03	% (7)
Net assets, at end of period (000s)	$25,978		$65,271		$63,063
Ratio of gross expenses to average net assets (5)	1.05%		1.03%		1.06	% (8)
Ratio of net expenses to average net assets (5)	0.96	% (9)	0.98	% (9)	0.95	% (8)
Ratio of net investment income to average net assets(4)	0.88%		0.43%		0.44	% (8)
Portfolio Turnover Rate (6)	398%		666%		138	% (7)

(1)	The FormulaFolios Hedged Growth ETF commenced operations on June 6, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Not Annualized

(8)	Annualized

(9)	Ratio includes 0.01% and 0.03% for the years ended May 31, 2020 and May 31, 2019 attributed to interest expense and fees.

See accompanying notes to financial statements.

FormulaFolios ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	FormulaFolios Smart Growth ETF

	For the Year Ended	For the Year Ended	For the Period Ended
	May 31, 2020	May 31, 2019	May 31, 2018	(1)

Net asset value, beginning of period	$24.98	$26.10	$25.00
Activity from investment operations:
Net investment income (2)	0.49	0.35	0.12
Net realized and unrealized gain (loss) on investments	(0.34)	(1.10)	1.17
Total from investment operations	0.15	(0.75)	1.29
Less distributions from:
Net investment income	(0.43)	(0.37)	(0.19)
Total distributions	(0.43)	(0.37)	(0.19)
Net asset value, end of period	$24.70	$24.98	$26.10
Market price, end of period	$24.71	$24.96	$26.09
Total return (3)	0.48%	(2.83)%	5.21	% (7)
Net assets, at end of period (000s)	$26,551	$50,593	$22,834
Ratio of gross expenses to average net assets (5)	0.65%	0.61%	1.67	% (8)
Ratio of net expenses to average net assets (5)	0.60%	0.60%	0.60	% (8)
Ratio of net investment income to average net assets(4)	1.87%	1.35%	0.81	% (8)
Portfolio Turnover Rate (6)	0%	0%	0	% (7)

(1)	The FormulaFolios Smart Growth ETF commenced operations on November 1, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Not Annualized

(8)	Annualized

See accompanying notes to financial statements.

FormulaFolios ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	FormulaFolios Tactical Growth ETF

	For the Year Ended	For the Year Ended	For the Period Ended
	May 31, 2020	May 31, 2019	May 31, 2018	(1)

Net asset value, beginning of period	$23.78	$25.16	$25.00
Activity from investment operations:
Net investment income (2)	0.35	0.37	0.12
Net realized and unrealized gain (loss) on investments	1.72	(1.34)	0.25
Total from investment operations	2.07	(0.97)	0.37
Less distributions from:
Net investment income	(0.25)	(0.41)	(0.21)
Net return of capital	(0.08)	—	—
Total distributions	(0.33)	(0.41)	(0.21)
Net asset value, end of period	$25.52	$23.78	$25.16
Market price, end of period	$25.52	$23.79	$25.16
Total return (3)	8.69%	(3.81)%	1.35	% (7)
Net assets, at end of period (000s)	$33,809	$49,932	$30,821
Ratio of gross expenses to average net assets (5)	0.88%	0.87%	1.13	% (8)
Ratio of net expenses to average net assets (5)	0.80%	0.80%	0.80	% (8)
Ratio of net investment income to average net assets(4)	1.35%	1.56%	0.82	% (8)
Portfolio Turnover Rate (6)	14%	92%	56	% (7)

(1)	The FormulaFolios Tactical Growth ETF commenced operations on November 1, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Not Annualized

(8)	Annualized

See accompanying notes to financial statements.

FormulaFolios ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	FormulaFolios Tactical Income ETF

	For the Year Ended	For the Year Ended	For the Period Ended
	May 31, 2020	May 31, 2019	May 31, 2018	(1)

Net asset value, beginning of period	$24.13	$24.02	$25.00
Activity from investment operations:
Net investment income (2)	0.68	0.77	0.77
Net realized and unrealized gain (loss) on investments	(0.32)	0.11	(1.00)
Total from investment operations	0.36	0.88	(0.23)
Less distributions from:
Net investment income	(0.71)	(0.77)	(0.75)
Net return of capital	(0.01)	—	—
Total distributions	(0.72)	(0.77)	(0.75)
Net asset value, end of period	$23.77	$24.13	$24.02
Market price, end of period	$23.73	$24.15	$24.06
Total return (3)	1.43%	3.77%	(1.02	)% (7)
Net assets, at end of period (000s)	$314,889	$231,634	$171,739
Ratio of gross expenses to average net assets (5)	0.71%	0.74%	0.75	% (8)
Ratio of net expenses to average net assets (5)	0.71%	0.74%	0.75	% (8)
Ratio of net investment income to average net assets(4)	2.79%	3.24%	3.19	% (8)
Portfolio Turnover Rate (6)	78%	135%	48	% (7)

(1)	The FormulaFolios Tactical Income ETF commenced operations on June 6, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 5)

(7)	Not Annualized

(8)	Annualized

See accompanying notes to financial statements.

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2020

1.	ORGANIZATION

The FormulaFolios Hedged Growth ETF (“Hedged Growth ETF”), the FormulaFolios Smart Growth ETF (“Smart Growth ETF”), the FormulaFolios Tactical Growth ETF (“Tactical Growth ETF”), and the FormulaFolios Tactical Income ETF (“Tactical Income ETF”), formerly known as FormulaFolios Income ETF, (each a “Fund” and collectively the “Funds”) are each a diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The investment objective of the Hedged Growth ETF and Smart Growth ETF is to seek to provide capital growth. The Tactical Growth ETF seeks long-term total return. The Tactical Income ETF seeks to provide income. The Hedged Growth ETF and Tactical Income ETF commenced operations on June 5, 2017. The Smart Growth ETF and Tactical Growth ETF commenced operations on October 31, 2017.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “investment companies”). Investment companies are valued at their respective net asset values as reported by such investment companies. Mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. Exchange-traded funds (“ETFs”) are valued at the last reported price or official closing price. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2020

can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (“the Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2020

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2020 for the Funds’ assets measured at fair value:

FormulaFolios Hedged Growth ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$25,284,367	$—	$—	$25,284,367
Money Market Fund - Collateral for Securities on Loan	565,800	—	—	565,800
Total	$25,850,167	$—	$—	$25,850,167

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2020

FormulaFolios Smart Growth ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$26,420,736	$—	$—	$26,420,736
Money Market Fund - Collateral for Securities on Loan	3,229,420	—	—	3,229,420
Total	$29,650,156	$—	$—	$29,650,156

FormulaFolios Tactical Growth ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$33,483,754	$—	$—	$33,483,754
Money Market Fund - Collateral for Securities on Loan	3,558,440	—	—	3,558,440
Total	$37,042,194	$—	$—	$37,042,194

FormulaFolios Tactical Income ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$289,011,237	$—	$—	$289,011,237
Money Market Fund - Collateral for Securities on Loan	20,455,060	—	—	20,455,060
Total	$309,466,297	$—	$—	$309,466,297

The Funds did not hold any Level 3 securities during the year.

*	See Portfolios of Investments for industry classification.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock. An index ETF represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis and includes amortization and accretion, which is recorded using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly for Hedged Growth ETF, Smart Growth ETF, and Tactical Growth ETF and monthly for Tactical Income ETF. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2020

Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions for the period ended May 31, 2018-2019, or expected to be taken in the Funds’ May 31, 2020 year-end tax returns. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Securities Lending Risk – The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The fund may experience a loss for delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund (see additional information at Note 8).

3.	INVESTMENT TRANSACTIONS

For the year ended May 31, 2020, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to:

Fund	Purchases	Sales
FormulaFolios Hedged Growth ETF	$219,842,597	$225,632,863
FormulaFolios Smart Growth ETF	—	1,001,061
FormulaFolios Tactical Growth ETF	7,430,932	7,571,185
FormulaFolios Tactical Income ETF	189,888,283	209,302,925

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2020

For the year ended May 31, 2020, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to:

Fund	Purchases	Sales
FormulaFolios Hedged Growth ETF	$9,785,686	$34,877,595
FormulaFolios Smart Growth ETF	9,450,521	26,682,745
FormulaFolios Tactical Growth ETF	19,261,435	32,536,834
FormulaFolios Tactical Income ETF	176,076,089	92,766,749

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

FormulaFolio Investments LLC serves as the Funds’ investment adviser (the “Adviser”) pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.80%, 0.35%, 0.60%, and 0.60% of average daily net assets of Hedged Growth ETF, Smart Growth ETF, Tactical Growth ETF, and Tactical Income ETF, respectively. During the year ended May 31, 2020, the Adviser earned the following fees:

Fund	Advisory Fee
Hedged Growth ETF	$441,771
Smart Growth ETF	169,653
Tactical Growth ETF	320,182
Tactical Income ETF	1,541,488

Pursuant to a written agreement (the “Waiver Agreement”), the Adviser has contractually agreed, until at least September 30, 2020, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.95%, 0.60%, 0.80%, and 0.80% of average daily net assets of Hedged Growth ETF, Smart Growth ETF, Tactical Growth ETF, and Tactical Income ETF, respectively; subject to possible recoupment from the Funds in future years within the three years from the date the fees have been waived or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of the recoupment. Fee waiver and reimbursement arrangements can decrease the Funds’ expenses and boost its performance. If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the operating expenses attributable to the Funds are subsequently less than the Expense Limitation, the Adviser shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the expenses to exceed the Expense Limitation. If the Funds’ operating expenses subsequently exceed the Expense Limitation, the

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2020

reimbursements shall be suspended.

During the year ended May 31, 2020, the Adviser waived fees and/or reimbursed expenses, pursuant to the Waiver Agreement, in the amounts of:

Fees waived
(reimbursed) by the
Fund	Adviser
Hedged Growth ETF	$52,380
Smart Growth ETF	21,902
Tactical Growth ETF	40,751

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through May 31 of the year indicated.

Fund	2021	2022	2023
Hedged Growth ETF	$52,260	$35,307	$52,380
Smart Growth ETF	57,819	5,227	21,902
Tactical Growth ETF	41,961	30,595	40,751

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor” or “NLD”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan as amended (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to Fund shares. Under the Plan, the Funds may pay 0.25% per year of the average daily net assets of Fund shares for such distribution and shareholder service activities. As of May 31, 2020 the Plan has not been activated. For the year ended May 31, 2020, the Funds did not incur any distribution fees.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is an affiliate of Gemini Fund Services, LLC. For the year ended May 31, 2020, there were no underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration and fund accounting services to the Funds, which are included in administrative service fees in the Statements of Operations. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2020

customary fees from each Fund, which are included in compliance officer fees in the Statements of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds, which are included in printing expenses in the Statements of Operations.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 for Smart Growth ETF and Tactical Growth ETF. Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for Hedged Growth ETF and Tactical Income ETF. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date.

Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets. For the year ended May 31, 2020, Hedged Growth ETF received $4,750 in fixed fees and $0 in variable fees, Smart Growth ETF received $7,250 in fixed fees and $0 in variable fees, Tactical Growth ETF received $8,500 in fixed fees and $0 in variable fees and Tactical Income ETF received $17,750 and $0 in variable fees, respectively.

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2020

The Transaction Fees for the Funds are listed in the table below:

Fee for in-Kind and Cash	Maximum Additional Variable
Purchases	Charge for Cash Purchases*
$250	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table breaks out the Funds’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of May 31, 2020:

FormulaFolios Hedged Growth ETF
	Overnight
	and		Between 30
Securities Lending Transactions	Continuous	< 30 days	& 90 days	> 90 days	Total
Fidelity Investments Money Market Government Portfolio - Institutional Class	$565,800	$—	$—	$—	$565,800
Total Borrowings	$565,800	$—	$—	$—	$565,800

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2020

FormulaFolios Smart Growth ETF

	Overnight and		Between 30	> 90
Securities Lending Transactions	Continuous	< 30 days	& 90 days	days	Total
Fidelity Investments Money Market Government Portfolio - Institutional Class	$3,229,420	$—	$—	$—	$3,229,420
Total Borrowings	$3,229,420	$—	$—	$—	$3,229,420

FormulaFolios Tactical Growth ETF

	Overnight and		Between 30
Securities Lending Transactions	Continuous	< 30 days	& 90 days	> 90 days	Total
Fidelity Investments Money Market Government Portfolio - Institutional Class	$3,558,440	$—	$—	$—	$3,558,440
Total Borrowings	$3,558,440	$—	$—	$—	$3,558,440

FormulaFolios Tactical Income ETF

	Remaining Contractual Maturity of the Agreements as of May 31, 2020
	Overnight and		Between 30
Securities Lending Transactions	Continuous	< 30 days	& 90 days	> 90 days	Total
Fidelity Investments Money Market Government Portfolio - Institutional Class	$20,455,060	$—	$—	$—	$20,455,060
Total Borrowings	$20,455,060	$—	$—	$—	$20,455,060

At May 31, 2020, the Funds had loaned securities and received cash collateral for the loan. This cash was invested in the Fidelity Investments Money Market Government Portfolio-Institutional Class (“Money Market Fund”) as shown in the Portfolio of Investments. The Funds receive compensation relating to the lending of the Fund’s securities as reflected in the Statements of Operations. The fair value of the securities loaned for the Hedged Growth ETF, Smart Growth ETF, Tactical Growth ETF and Tactical Income ETF totaled $558,854; $3,131,456; $3,499,503; $20,125,958 respectively at May 31, 2020. The securities loaned are noted in the Portfolio of Investments. The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only cash collateral received and reinvested that totaled $565,800, $3,229,420, $3,558,440 and $20,455,060 respectively for each fund at May 31, 2020. These amounts are offset by a liability recorded as “Securities lending collateral” as shown on the Statements of Assets and Liabilities.

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2020

7.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Invesco DB Gold Fund was an affiliate in Tactical Growth ETF at May 31, 2019 as noted in the Fund’s Portfolio of Investments. As of May 31, 2020, the below security is no longer affiliated. Transactions during the year are as follows:

						Change in			Percent of
				Dividends		Unrealized			voting
	Fair Value-			Credited to	Realized Gain	Appreciation/	Fair Value-End of	Shares held at	securities
Description	Beginning of Year	Purchases	Sales Proceeds	Income	(Loss)	(Depreciation)	Year	End of Year	owned
Invesco DB Gold Fund	$9,699,974	$3,782,219	$8,820,387	$236,092	$740,893	$1,065,312	$6,468,011	125,758	4.19%
Total	$9,699,974	$3,782,219	$8,820,387	$236,092	$740,893	$1,065,312	$6,468,011	125,758	4.19%

8.	UNDERLYING FUND RISK

Other investment companies including ETFs and closed-end funds (“Underlying Funds”) in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the Underlying Funds and may be higher than other ETFs that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the Adviser expects the principal investment risks of such Underlying Funds will be similar to the risks of investing in the corresponding Funds. Closed-end funds and ETFs may also trade at a discount or premium to their NAV and may trade at a larger discount or smaller premium subsequent to purchase by the Funds.

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Smart Growth ETF and Tactical Growth ETF currently seek to achieve their investment objective by investing a portion of their assets in the iShares Core S&P 500 ETF and Vanguard Total Stock Market ETF (the “Securities”). The Smart Growth ETF and Tactical Growth ETF may redeem the Securities at any time if the Adviser determines that it is in the best interest of the Smart Growth ETF and Tactical Growth ETF and its shareholders to do so.

The performance of the Smart Growth ETF and Tactical Growth ETF will be directly affected by the performance of the Securities. The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the applicable Security’s N-CSRs available at www.sec.gov. As of May 31, 2020, the percentage of the Smart Growth ETF’s net assets invested in iShares Core S&P 500 ETF was 36.0%. The percentage of the Tactical Growth ETF’s net assets invested in Vanguard Total Stock Market ETF was 34.2%.

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2020

10.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECATION-TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at May 31, 2020, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Hedged Growth ETF	$26,122,165	$1,129,466	$(1,401,464)	$(271,998)
Smart Growth ETF	31,839,609	463,066	(2,652,519)	(2,189,453)
Tactical Growth ETF	35,591,957	2,780,171	(1,329,934)	1,450,237
Tactical Income ETF	303,808,131	14,921,763	(9,263,597)	5,658,166

11.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the fiscal year/period ended May 31, 2020 and May 31, 2019 was as follows:

	For the year ended May 31, 2020
	Ordinary	Tax	Return of
Fund	Income	Exempt	Capital	Total
Hedged Growth ETF	$876,745	$—	$—	$876,745
Smart Growth ETF	888,020	—	—	888,020
Tactical Growth ETF	620,696	—	151,592	772,288
Tactical Income ETF	6,786,442	383,848	78,510	7,248,800

	For the year ended May 31, 2019
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Hedged Growth ETF	$1,499,930	$—	$—	$1,499,930
Smart Growth ETF	569,513	—	—	569,513
Tactical Growth ETF	737,930	—	—	737,930
Tactical Income ETF	6,554,520	—	—	6,554,520

As of May 31, 2020, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Hedged Growth ETF	$14,337	$—	$(8,263,039)	$(138,257)	$—	$(271,998)	$(8,658,957)
Smart Growth ETF	14,903	—	(419,315)	—	—	(2,189,453)	(2,593,865)
Tactical Growth ETF	—	—	(679,119)	(3,426,646)	—	1,450,237	(2,655,528)
Tactical Income ETF	—	—	(9,303,654)	(6,912,619)	—	5,658,166	(10,558,107)

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2020

The difference between book basis and tax basis undistributed accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to tax adjustments related to partnerships and the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Fund	Losses
Tactical Growth ETF	$16,123

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
FormulaFolios Hedged Growth ETF	$8,263,039
FormulaFolios Smart Growth ETF	419,315
Tactical Growth ETF	662,996
Tactical Income ETF	9,303,654

At May 31, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring	Non-Expiring
Fund	Short-Term	Long-Term	Total	CLCF Utilized
FormulaFolios Hedged Growth ETF	$138,257	$—	$138,257	$—
Tactical Growth ETF	2,058,561	1,368,085	3,426,646	—
Tactical Income ETF	4,217,782	2,694,837	6,912,619	—

Permanent book and tax differences, primarily attributable to return of capital distributions, and adjustments related to Transfers in kind, resulted in reclassifications for the Funds for the fiscal year ended May 31, 2020 as follows:

	Paid
	In	Accumulated
Fund	Capital	Earnings (Losses)
Hedged Growth ETF	$(1,764,074)	$1,764,074
Smart Growth ETF	(5,256,188)	5,256,188
Tactical Growth ETF	(2,392,195)	2,392,195
Tactical Income ETF	3,548,479	(3,548,479)

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2020

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Distributions: The Fund’s Board of Trustees declared the following distributions:

Fund	Dividend Per Share	Record Date	Ex-Date	Payable Date
Hedged Growth	$0.0083	6/16/2020	6/16/2020	6/19/2020
Tactical Growth	$0.0300	6/16/2020	6/16/2020	6/19/2020
Smart Growth	$0.0084	6/16/2020	6/16/2020	6/19/2020
Tactical Income	$0.0344	6/16/2020	6/16/2020	6/19/2020
Tactical Income	$0.0371	7/16/2020	7/15/2020	7/21/2020

On July 2, 2020, the Adviser sold all or a portion of their interest in the Adviser to AmeriLife Group, LLC (“AmeriLife”) and two executives of Brookstone Capital Management LLC (“BCM”), a majority-owned subsidiary of AmeriLife, Nadim “Dean” Zayed and Darryl Ronconi (the “Transaction”). As a result of the Transaction, AmeriLife owns over 50% of the voting interests of the Adviser and Mr. Zayed owns over 25% but less than 50%. Four of the Adviser’s original owners remain shareholders following the Transaction.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the discussed above.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of FormulaFolios Hedged Growth ETF, FormulaFolios Smart Growth ETF, FormulaFolios Tactical Growth ETF, and FormulaFolios Tactical Income ETF and

Board of Trustees of Northern Lights Fund Trust IV

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of FormulaFolios Hedged Growth ETF, FormulaFolios Smart Growth ETF, FormulaFolios Tactical Growth ETF and FormulaFolios Tactical Income ETF (the “Funds”), each a series of Northern Lights Fund Trust IV, as of May 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the three periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies with a related advisor since 2015.

COHEN & COMPANY, LTD.

Cleveland, Ohio

July 27, 2020

FormulaFolios ETFs
EXPENSE EXAMPLES (Unaudited)
May 31, 2020

Example

All exchange traded funds have operating expenses. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. A shareholder may incur brokerage commissions on their purchase and sales of Fund shares, which are not reflected in the examples below.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2019 through May 31, 2020.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Net	Beginning	Ending	Expenses	Ending	Expenses
	Expense	Account Value	Account Value	Paid During	Account Value	Paid During
	Ratio	12/1/19	5/31/20	Period *	5/31/20	Period*

FormulaFolios Hedged Growth ETF	0.95%	$1,000.00	$822.40	$4.33	$1,020.25	$4.80
FormulaFolios Smart Growth ETF	0.60%	$1,000.00	$900.90	$2.85	$1,022.00	$3.03
FormulaFolios Tactical Growth ETF	0.80%	$1,000.00	$963.30	$3.93	$1,021.00	$4.04
FormulaFolios Tactical Income ETF	0.71%	$1,000.00	$966.90	$3.49	$1,021.45	$3.59

*	Expense information for each Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/366 (to reflect the full half-year period).

For more information about current performance, holdings, or historical premiums/discounts, please visit the Funds’ website at www.formulafoliofunds.com.

FormulaFolios ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2020

The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name and Year of Birth	Position/Term of Office *	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Joseph Breslin Year of Birth: 1953	Independent Trustee and Chairman of the Board since 2015	President and Consultant, Adviser Counsel, Inc. (formerly J.E. Breslin & Co.) (management consulting firm to investment advisers), (since 2009); Senior Counsel, White Oak Global Advisors, LLC. (since 2016).	4	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Director, Kinetics Mutual Funds, Inc. (since 2000); Trustee, Kinetics Portfolios Trust (since 2000); Trustee, Forethought Variable Insurance Trust (since 2013); Trustee, BlueArc Multi- Strategy Fund (2014-2017); Hatteras Trust (2004-2016)
Thomas Sarkany Year of Birth: 1946	Independent Trustee since 2015	Founder and President, TTS Consultants, LLC (financial services) (since 2010).	4	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Arrow Investments Trust (since 2014), Arrow ETF Trust (since 2012), Trustee, Northern Lights Fund Trust II (since 2011); Director, Aquila Distributors (since 1981)
Charles Ranson Year of Birth: 1947	Independent Trustee since 2015	Principal, Ranson & Associates (strategic analysis and planning, including risk assessment and capital formation for entrepreneurial ventures) (since 2003).	4	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Advisors Preferred Trust (since November 2012)

5/31/20 – NLFT IV_v1

FormulaFolios ETFs
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
May 31, 2020

Officers

Name and Year of Birth	Position/Term of Office *	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Wendy Wang Year of Birth: 1970	President since 2015	Senior Vice President, Director of Tax and Compliance Administration, Gemini Fund Services, LLC (since 2012).	N/A	N/A
Sam Singh Year of Birth: 1976	Treasurer since 2015	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014).	N/A	N/A
Jennifer Farrell Year of Birth: 1969	Secretary since 2017	Manager, Legal Administration, Gemini Fund Services, LLC (since 2018); Senior Paralegal, Gemini Fund Services, LLC (since 2015); Legal Trainer, Gemini Fund Services, LLC (2013-2015); Senior Paralegal, Gemini Fund Services, LLC (2006-2012).	N/A	N/A
James Ash Year of Birth: 1976	Chief Compliance Officer since 2019	Senior Compliance Officer, Northern Lights Compliance, LLC (since 2019); Senior Vice President, National Sales Gemini Fund Services, LLC (2017-2019); Senior Vice President and Director of Legal Administration, Gemini Fund Services, LLC (2012-2017).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of May 31, 2020, the Trust was comprised of [18] [other] active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to [the Fund and the 4 managed by the same investment adviser]. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-562-8880.

5/31/20 – NLFT IV_v1

Formulafolios ETFs
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
May 31, 2020

Approval of the Investment Advisor Agreement Renewal—FormulaFolios Investments, LLC

In connection with the Meetings of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”), held on April 13, 2020 – April 14, 2020, the Board, including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”) as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the renewal of an investment advisory agreement (the “FFI Advisory Agreement”) between Formula Folios Investments, LLC (“FFI”) and the Trust, with respect to the FormulaFolios Tactical Income ETF (“FF Tactical Income”), FormulaFolios Hedged Growth ETF (“FF Hedged”), FormulaFolios Smart Growth ETF (“FF Smart Growth”) and FormulaFolios Tactical Growth ETF (“FF Tactical Growth”)(each a “Fund” and together, the “Funds”). In considering the renewal of the FFI Advisory Agreement, the Board received materials specifically relating to the FFI Advisory Agreement.

The Board reviewed and discussed the 15(c) materials that were provided in advance of the Meeting and deliberated on the approval of the FFI Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the FFI Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the FFI Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted that FFI was founded in 2012 and had approximately $3.5 billion (see above) in assets under management. The Board reviewed the background information of the key investment personnel responsible for servicing the Funds, and took into consideration the investment team’s financial industry experience. The Board noted the continued time, research and analysis of market data put into constructing the proprietary investment models for each ETF and ongoing monitoring of the strategies. The Board noted FFI’s technology and system upgrades improved operational efficiency. They considered the portfolio management and compliance oversight performed by the portfolio management team and noted there were no changes to key personnel. They further acknowledged that the FFI reported no material compliance issues since its previous advisory contract approval. After further discussion, the Board concluded that FFI will continue to provide a high level of service consistent with the Board’s expectations.

Performance. The Board reviewed the performance of each Fund as compared to its Broadridge peer group, Morningstar category and benchmark for the one year and since inception periods:

FF Hedged. The Board considered the Fund’s performance over the one year and since inception periods. The Board noted it underperformed its Morningstar category median and its Broadridge peer group median for the one-year period. The Board noted that the Fund underperformed its Broadridge peer group median and its performance was in line with its Morningstar category median for the period since inception. The Board also noted that the Fund outperformed its benchmark for both periods. It was also noted that the Broadridge peer group included peers outside of the Fund’s native long-short equity category as well as non fund-of-funds due to the limited number of comparable funds in that space. The Board concluded the Fund’s performance was satisfactory.

Formulafolios ETFs
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
May 31, 2020

FF Smart Growth. The Board considered the Fund’s performance over the one year and since inception periods and noted it underperformed its Morningstar category median and was in-line with its Broadridge peer group median for the one-year period. The Board noted for the period since inception the Fund’s performance was in-line with its Broadridge peer group median and slightly underperformed its Morningstar category median. The Board also noted that the Fund underperformed its benchmark for both periods. The Board acknowledged that the Broadridge peer group consisted of funds outside the Fund’s Morningstar category due to the limited number of comparable funds. The Board concluded the Fund’s performance was satisfactory.

FF Tactical Growth. The Board considered the Fund’s performance over the one year and since inception periods and noted the Fund outperformed its Broadridge peer group median and Morningstar category median for both periods. The Board also noted that the Fund outperformed its benchmark for both periods. The Board concluded the Fund’s performance was satisfactory.

FF Tactical Income. The Board considered the Fund’s performance over the one year and since inception periods and noted it outperformed its Morningstar category median, its Broadridge peer group median, and its benchmark for the one-year period. The Board noted that the Fund was in line with its index but underperformed the Morningstar category median and its Broadridge peer group median for the since inception period. The Board noted the adviser’s methodical strategy had the potential to provide shareholders with positive performance in the future. The Board concluded the Fund’s performance was satisfactory.

Fees and Expenses.

FF Hedged: The Board noted the Fund’s advisory fee of 0.80% was in-line with the Broadridge peer group average and Morningstar category median but well below the category high of 0.97%. They further noted that the Fund’s net expense ratio was higher than its assigned Morningstar category median and category average but within the category ranges. The Board noted that several of the funds in the peer group were passively managed which were typically lower cost funds. The Board considered that the adviser had an expense limitation in place with respect to the Fund. The Board concluded that the Fund’s advisory fee was not unreasonable.

FF Smart Growth: The Board evaluated the Fund’s advisory fee, noting that the advisory fee of 0.35% was lower than the Broadridge peer group average and median and the Morningstar category average and median. The Board further noted that the Fund’s net expense ratio of 0.60% was in line with the Morningstar category median and lower than the Broadridge peer group median and average and the Morningstar category average. The Board considered that FFI had an expense limitation in place with respect to the Fund. The Board concluded that the Fund’s advisory fee was not unreasonable.

FF Tactical Growth: The Board evaluated the Fund’s advisory fee, noting that the advisory fee of 0.60% was lower than the Morningstar category average, in-line with the Morningstar category median and higher than the Broadridge peer group average and median. The Board discussed the Fund’s net expense ratio and noted that it was higher than the Broadridge peer group average, median and higher than the Morningstar category average and median. The Board considered that FFI had an expense limitation in place with respect to the Fund. The Board concluded that the Fund’s advisory fee was not unreasonable.

Formulafolios ETFs
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
May 31, 2020

FF Tactical Income: The Board evaluated the Fund’s advisory fee, noting that the advisory fee of 0.60% was higher than the Morningstar category average and median. They noted that the Fund’s advisory fee was higher than the Broadridge peer group median and lower than its average. The Board discussed the Fund’s net expense ratio and noted that it was higher than its Broadridge peer group average and median. They further noted that the Fund’s net expense ratio was in-line with its assigned Morningstar category median and higher than its average. The Board considered that FFI had an expense limitation in place with respect to the Fund. The Board concluded that the Fund’s advisory fee was not unreasonable.

Profitability. The Board reviewed FFI’s profitability analysis and the selected financial information in connection with the advisory services it provides to each of the Funds. After review and discussion, the Board concluded that based on the services provided by FFI and the current assets of the Funds, that the profitability of FFI’s relationship with each Fund was not excessive.

Economies of Scale. The Board noted that given the current net assets of each Fund, economies of scale had not yet been reached for any Fund. The Board noted that consideration of economies of scale would be revisited as a Fund’s assets grow over time.

Conclusion. Having requested and received such information from FFI as the Board believed to be reasonably necessary to evaluate the terms of the FFI Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the fee structure was not unreasonable and that renewal of the FFI Advisory Agreement was in the best interests of each Fund and its shareholders.

Approval of Interim Investment Advisor Agreement and New Investment Advisor Agreement– Formula Folios Investments, LLC

At a Meeting of the Board on April 27, 2020, the Board, including all of the Independent Trustees, met to consider the approval of an interim investment advisory agreement (the “Interim Advisory Agreement”) and a new investment advisory agreement (the “New Advisory Agreement”) between the Trust, on behalf of the Funds, and FFI.

In advance of the April 27, 2020 meeting, the Board requested and received materials to assist them in considering the Interim Advisory Agreement and New Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Interim Advisory Agreement and New Advisory Agreement, a memorandum prepared by the Independent Trustees’ independent legal counsel discussing in detail the Board’s fiduciary obligations and the factors they should assess in considering the approval of the Interim Advisory Agreement and New Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Funds. The materials also included materials relating to FFI (including a memorandum from FFI describing a change of control of FFI (the “Transaction”), FFI’s Form ADV, select financial information of the FFI, bibliographic information regarding FFI’s key management, and investment advisory personnel, and comparative fee, expense and performance information relating to the Funds) and other pertinent information. The Board also engaged in conversations directly with Messrs. Jason Crump, Darryl Ronconi and Dean Zayed at the April 27, 2020 meeting discussing, among other things,

Formulafolios ETFs
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
May 31, 2020

the terms, conditions, and expected timing of the Transaction and the reasons that FFI and AmeriLife Group, LLC (“AmeriLife”) were undergoing the Transaction. Based on their evaluation of the information provided by FFI, in conjunction with information provided by the Funds’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Interim Advisory Agreement and New Advisory Agreement with respect to the Funds. The Independent Trustees were advised by counsel that is experienced in 1940 Act matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the approval of the Interim Advisory Agreement and New Advisory Agreement and reaching their conclusions, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Interim Advisory Agreement and New Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided, both in written and verbal form, and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Interim Advisory Agreement and New Advisory Agreement. The following summarizes the Board’s review process and the information on which their conclusions were based:

Nature, Extent and Quality of Services. As to the nature, extent, and quality of the services provided by the Adviser to the Funds, the Board first discussed the Transaction and its impact on FFI, including its key personnel. The Board also noted that it met with representatives of FFI and renewed the Advisory Agreement at its meeting on April 13-14, 2020 (the “Former Advisory Agreement”). The Board then reviewed materials provided by FFI related to the Transaction as well as the Interim Advisory Agreement and New Advisory Agreement to be entered into with the Trust. The Board also reviewed other materials provided by the FFI, updated as necessary from the April 13-14, 2020 meeting where it renewed the Former Advisory Agreement, including a description of the manner in which investment decisions will be made and executed and a review of the professional personnel that would perform services for each of the Funds, including the individuals that would be primarily responsible for monitoring and executing the investment process. The Board then discussed the extent of FFI’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered FFI’s specific responsibilities in all aspects of the day-to-day management of each of the Funds. The Board also noted FFI’s steady growth, increased personnel and commitment to the proprietary money management algorithms it uses to manage the Funds. The Board noted that none of FFI’s personnel responsible for servicing or managing the Funds would change, and that the investment process and day-to-day operations of the Funds are not expected to change. The Board was advised by the Trust’s CCO that FFI had adequate compliance policies and procedures which, in his opinion, were reasonably designed to protect FFI and the Funds from violations of the federal securities laws. Additionally, the Board received satisfactory responses from representatives of FFI with respect to a series of important questions, including questions related to any lawsuits or pending regulatory actions involving FFI, Brookstone Capital Management (“BCM”), AmeriLife and Messrs. Ronconi and Zayed that might materially

Formulafolios ETFs
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
May 31, 2020

impact the management of the Funds; whether the management of other accounts would conflict with its management of each of the Funds; and the procedures FFI has in place to fairly allocate trades among its respective clients. The Board considered that, under the terms of the Interim Advisory Agreement and New Advisory Agreement, FFI, subject to oversight by the Board, would continue to provide the Funds with investment advice and supervision and would continuously furnish an investment program for the Funds consistent with the respective investment objective and policies of each of the Funds. The Board reviewed the descriptions provided by FFI of its practices for monitoring compliance with each of the Fund’s respective investment limitations. The Board also noted FFI’s representation that the prospectus and statement of additional information for each of the Funds accurately describe and disclose the investment strategies of each of the Funds. The Board then reviewed the capitalization of FFI based on financial information and other materials provided by FFI and discussed the financial condition of BCM and AmeriLife. The Board concluded that FFI and its anticipated parent companies were sufficiently well-capitalized in order for FFI to meet its obligations to the Funds, noting the financial strength of its immediate and indirect parent companies. The Board also concluded that FFI had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Interim Advisory Agreement and New Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by FFI after the Transaction were satisfactory. The Board concluded that the nature, extent, and quality of the services provided to each of the Funds under the Former Advisory Agreement was satisfactory and reliable and they did not expect them to change under the Interim Advisory Agreement and New Advisory Agreement. The Board further noted that FFI will have access to the new distribution networks and investor relationships provided by BCM and AmeriLife, which offer the potential to increase each Fund’s assets. The Board additionally noted that FFI will have access to the greater financial resources of BCM and AmeriLife, which is expected to allow FFI to grow the research and investment management capabilities it provides to the Funds.

Performance. The Board discussed the reports prepared by Broadridge previously provided during the last renewal of the Former Advisory Agreement at the April 13-14, 2020 meeting of the Board and reviewed the performance of each of the Funds as compared to its peer group, Morningstar category and benchmark for the one year, three year and since inception periods ended December 31, 2019, and generally discussed the performance of the Funds since the Covid-19 outbreak. The Board reviewed the performance of each Fund as compared to its peer group, Broadridge category and benchmark for the one year and since inception periods:

FF Hedged: The Board considered the Fund’s performance over the one year and since inception periods and the Board noted it slightly underperformed its Broadridge peer group median. The Board noted that the Fund equaled its Broadridge peer group median for the period since inception. The Board concluded the Fund’s performance was satisfactory.

FF Smart Growth: The Board considered the Fund’s performance over the one year and since inception periods and noted it underperformed its Broadridge peer group median for the one-year and since inception periods. The Board concluded the Fund’s performance was satisfactory.

Formulafolios ETFs
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
May 31, 2020

FF Tactical Growth ETF: The Board considered the Fund’s performance over the one year and since inception periods and noted the Fund outperformed its Broadridge peer group median for both periods. The Board concluded the Fund’s performance was strong.

FF Tactical Income ETF: The Board considered the Fund’s performance over the one year and since inception periods and noted it outperformed its Broadridge peer group median for the one year period and underperformed its Broadridge peer group for the since inception period. The Board concluded the Fund’s performance was satisfactory.

The Board also noted that FFI did not intend to make adjustments to the strategy or investment process as a result of the Transaction and that FFI expected to continue to adhere to its algorithm. After further discussion, the Board concluded that performance was acceptable although the Board would continue to monitor each of the Funds’ relative performance.

Fees and Expenses. As to the costs of the services to be provided by FFI, the Board reviewed and discussed each of the Fund’s advisory fee and total operating expenses as compared to its peer group and Morningstar category as presented in the Broadridge Report.

FF Hedged: The Board noted the Fund’s advisory fee of 0.80% was equal to its Broadridge peer group median. They further noted that the Fund’s net expense ratio was equal to the Broadridge peer group median. The Board considered that the adviser had an expense limitation in place with respect to the Fund. The Board concluded that the Fund’s advisory fee was not unreasonable.

FF Smart Growth: The Board evaluated the Fund’s advisory fee, noting that the advisory fee of 0.35% was lower than the Broadridge peer group median. The Board further noted that the Fund’s net expense ratio of 0.61% was slightly lower than the Broadridge peer group median. The Board considered that the adviser had an expense limitation in place with respect to the Fund. The Board concluded that the Fund’s advisory fee was not unreasonable.

FF Tactical Growth ETF: The Board evaluated the Fund’s advisory fee, noting that the advisory fee of 0.60% was equal to the Broadridge peer group median. The Board discussed the Fund’s net expense ratio and noted that it was higher than the Broadridge peer group median. The Board considered that the adviser had an expense limitation in place with respect to the Fund. The Board concluded that the Fund’s advisory fee was not unreasonable.

FF Tactical Income ETF: The Board evaluated the Fund’s advisory fee, noting that the advisory fee of 0.60% was higher than the Broadridge peer group median. The Board discussed the Fund’s net expense ratio and noted that it was slightly lower than its Broadridge peer group median. The Board considered that the adviser had an expense limitation in place with respect to the Fund. The Board concluded that the Fund’s advisory fee was not unreasonable.

Profitability. The Board considered the level of profits that could be expected to accrue to FFI with respect to each of the Funds based on break even and profitability reports and analyses reviewed by the Board, the selected financial information of FFI provided by the FFI, and FFI’s representation that it did not expect any material changes to the firm’s profitability post-Transaction.

Formulafolios ETFs
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
May 31, 2020

After review and discussion, the Board concluded that based on the services provided by FFI, the current assets of each Fund and the projected growth of each Fund, profits from FFI’s relationship with the each of the Funds were not excessive.

Economies of Scale. As to the extent to which the Funds will realize economies of scale as they grow, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of each Fund and FFI’s expectations for growth of each of the Funds. After discussion, the Board concluded that significant economies of scale would likely not be achieved in the near term.

Conclusion. Having requested and received such information from FFI as the Board believed to be reasonably necessary to evaluate the terms of the Interim Advisory Agreement and New Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including all of the Independent Trustees voting separately, determined with respect to each of the Funds separately that (a) the terms of the Interim Advisory Agreement and New Advisory Agreement are reasonable; (b) the investment advisory fees payable pursuant to the Interim Advisory Agreement and New Advisory Agreement are reasonable; and (c) the Interim Advisory Agreement and New Advisory Agreement is in the best interests of each of the Funds and its shareholders.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-270-0300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-907-3233 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-733-3863.

INVESTMENT ADVISER
FormulaFolio Investments LLC
89 Ionia SW, Suite 600
Grand Rapids, MI 49503

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)        The Code of Ethics is not posted on Registrant’ website.

(f)        A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Breslin is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2019

FormulaFolios Hedged Growth ETF - $13,000

FormulaFolios Tactical Income ETF - $13,000

FormulaFolios Smart Growth ETF - $13,000

FormulaFolios Tactical Growth ETF - $14,000

2020

FormulaFolios Hedged Growth ETF - $13,500

FormulaFolios Tactical Income ETF - $13,500

FormulaFolios Smart Growth ETF - $13,500

FormulaFolios Tactical Growth ETF - $13,500

(b)	Audit-Related Fees

2019 – None

2020 – None

(c)	Tax Fees

2019

FormulaFolios Hedged Growth ETF - $3,000

FormulaFolios Tactical Income ETF - $3,000

FormulaFolios Smart Growth ETF - $3,000

FormulaFolios Tactical Growth ETF - $3,000

2020

FormulaFolios Hedged Growth ETF - $3,000

FormulaFolios Tactical Income ETF - $3,000

FormulaFolios Smart Growth ETF - $3,000

FormulaFolios Tactical Growth ETF - $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2019 - None

2020 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

                                                    2019

Audit-Related Fees: 0.00%

Tax Fees:                   0.00%

All Other Fees:         0.00%

                                                    2020

Audit-Related Fees: 0.00%

Tax Fees:                   0.00%

All Other Fees:         0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2019 - $0

2020 - $0

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 8/7/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 8/7/20

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 8/7/20